EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	Employee Benefit Plans
Pension plan. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for the plan. Plan assets were primarily invested in fixed income and equity mutual funds. The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to mirror the liabilities of the Plan, with the fixed income component matching the identified near and long-term plan distributions and the equity component generating growth of capital to meet other future Plan liabilities. The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and a consensus of estimates from similarly managed portfolios of expected future returns.

First Financial recorded expense related to its pension plan of $2.5 million for 2020, $1.0 million for 2019 and $0.9 million for 2018. The components of net periodic benefit cost other than the service cost component are included in Other noninterest expense while service costs are recorded as a component Salaries and employee benefits in the Consolidated Statements of Income.

First Financial made no cash contributions to the pension plan in 2020, 2019 or 2018 and does not expect to make any contributions in 2020.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2020	2019
Change in benefit obligation
Benefit obligation at beginning of year	$75,044	$68,286
Service cost	7,932	6,591
Interest cost	2,455	2,778
Actuarial (gain) loss	9,171	6,848
Benefits paid, excluding settlement	(7,108)	(9,459)
Benefit obligation at end of year	87,494	75,044

Change in plan assets
Fair value of plan assets at beginning of year	141,816	130,078
Actual return on plan assets	20,996	21,197
Benefits paid, excluding settlement	(7,108)	(9,459)
Fair value of plan assets at end of year	155,704	141,816

Amounts recognized in the Consolidated Balance Sheets
Assets	68,210	66,772
Liabilities	0	0
Net amount recognized	$68,210	$66,772

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$32,943	$37,278
Net prior service cost	(682)	(1,095)
Deferred tax assets	(7,349)	(8,242)
Net amount recognized	$24,912	$27,941

Change in accumulated other comprehensive income (loss)	$(3,029)	$(4,649)

Accumulated benefit obligation	$86,327	$74,424

The changes in the defined benefit obligations for the period were primarily caused by a few factors. The actual return on the fair value of plan assets since the prior measurement date was greater than assumed, which improved the funded position. However, the discount rate declined 78 bp compared to the prior year, causing the funded position to deteriorate. Additionally, the interest crediting rate was updated to reflect the known return during 2020, which resulted in further deterioration of the funded position.
The components of net periodic benefit cost are shown in the table that follows:

	December 31,
(Dollars in thousands)	2020	2019	2018
Service cost	$7,932	$6,591	$6,501
Interest cost	2,455	2,778	2,394
Expected return on assets	(9,824)	(9,718)	(9,811)
Amortization of prior service cost	(413)	(413)	(413)
Recognized net actuarial loss	2,334	1,803	2,188
Net periodic benefit (income) cost	2,484	1,041	859

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(2,001)	(4,630)	12,319
Prior service cost	0	0	0
Amortization of prior service cost	413	413	413
Amortization of gain	(2,334)	(1,803)	(2,188)
Total recognized in accumulated other comprehensive income (loss)	(3,922)	(6,020)	10,544
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$(1,438)	$(4,979)	$11,403

The pension plan assumptions are shown in the table that follows:

	December 31,
	2020	2019	2018
Benefit obligations
Discount rate	2.55%	3.33%	4.31%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	2.14%	2.82%	3.61%

Net periodic benefit cost
Discount rate	3.33%	4.31%	3.43%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	2.82%	3.61%	2.63%

The fair value of the plan assets as of December 31, 2020 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$129	$129	$0	$0
U. S. Government agencies	4,193	0	4,193	0
Fixed income mutual funds	65,443	65,443	0	0
Equity mutual funds	85,939	85,939	0	0
Total	$155,704	$151,511	$4,193	$0
The fair value of the plan assets as of December 31, 2019 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$195	$195	$0	$0
U. S. Government agencies	5,357	0	5,357	0
Fixed income mutual funds	75,720	75,720	0	0
Equity mutual funds	60,544	60,544	0	0
Total	$141,816	$136,459	$5,357	$0

The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement. See Note 22 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.

The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Expected benefit payments
2021	$5,780
2022	5,432
2023	5,474
2024	6,605
2025	6,565
Thereafter	38,095
401(k) plan. First Financial sponsors a defined contribution 401(k) plan which covers substantially all employees. Employees may contribute up to 50.0% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. First Financial's contributions to the 401(k) plan are discretionary. The Company made no contributions to the 401(k) plan during the years ended December 31, 2020, 2019 or 2018.